UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	82	/X/

		and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	82

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series, series of the Registrant. Information relating to other series of the Registrant is not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of October, 2019.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	October 25, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	October 25, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	October 25, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	October 25, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	October 25, 2019
Joseph W. Chow

John A. Fry	*	Trustee	October 25, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	October 25, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 25, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 25, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	October 25, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	October 25, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 25, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware VIP® Trust N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase